                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21877

                  Oppenheimer Rochester Arizona Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                                          Coupon      Maturity       Value
-----------                                                                        ------     ----------   -----------
Municipal Bonds and Notes--113.8%

Arizona--86.6%
$   200,000   Apache County, AZ IDA (Tucson Electric Power Company)(1)              5.850%    03/01/2028   $   182,098
     20,000   AZ Health Facilities Authority (Northern Arizona Healthcare)(1)       5.250     10/01/2016        20,004
     25,000   AZ Pronghorn Ranch Community Facilities District(1)                   7.000     07/15/2027        19,256
     15,000   AZ State University COP (Downtown Campus/Mercado)(1)                  5.625     07/01/2015        15,051
     15,000   AZ State University COP (Downtown Campus/Mercado)(1)                  5.750     07/01/2017        15,053
     80,000   AZ Student Loan Acquisition Authority(1)                              5.600     05/01/2013        81,635
    145,000   AZ Student Loan Acquisition Authority(1)                              5.750     05/01/2015       146,849
     85,000   AZ Student Loan Acquisition Authority(1)                              5.900     05/01/2024        85,065
    310,000   Casa Grande, AZ IDA (Casa Grande Regional Medical Center)(1)          7.000     12/01/2015       301,150
     90,000   Casa Grande, AZ IDA (Casa Grande Regional Medical Center)(1)          7.000     12/01/2017        83,542
    300,000   Centerra, AZ Community Facilities District(1)                         5.150     07/15/2031       170,991
    325,000   Centerra, AZ Community Facilities District(1)                         6.625     07/15/2032       226,155
      8,125   Central AZ Irrigation & Drain District(1)                             6.000     06/01/2016         7,687
     60,000   Chandler, AZ Street & Highway(1)                                      5.375     07/01/2014        60,182
     20,000   Cochise County, AZ IDA (Sierra Vista Community Hospital)(1)           6.750     12/01/2026        16,791
     10,000   Cochise County, AZ Unified School District No. 21 (St. David)(1)      5.000     07/01/2017        10,175
     45,000   Coconino County, AZ Pollution Control
                 (Tucson Electric Power Company)(1)                                 7.125     10/01/2032        43,364
    660,000   Estrella Mountain Ranch, AZ Community Facilities District(1)          6.125     07/15/2027       479,932
  1,000,000   Estrella Mountain Ranch, AZ Community Facilities District(1)          6.200     07/15/2032       689,000
  1,000,000   Estrella Mountain Ranch, AZ Community Facilities District
                 (Golf Village)(1)                                                  6.750     07/01/2032       681,200
    524,000   Estrella Mountain Ranch, AZ Community Facilities District
                 (Montecito Assessment District)(1)                                 5.550     07/01/2022       362,697
    464,000   Estrella Mountain Ranch, AZ Community Facilities District
                 (Montecito Assessment District)(1)                                 5.700     07/01/2027       294,385
    505,000   Estrella Mountain Ranch, AZ Community Facilities District
                 (Montecito Assessment District)(1)                                 5.800     07/01/2032       301,429
     95,000   Festival Ranch, AZ Community Facilities District(1)                   5.000     07/01/2026        58,082
     95,000   Festival Ranch, AZ Community Facilities District(1)                   5.000     07/01/2032        52,187
    195,000   Festival Ranch, AZ Community Facilities District(1)                   5.300     07/15/2031       113,724
    250,000   Festival Ranch, AZ Community Facilities District(1)                   5.800     07/15/2032       155,075
     40,000   Gila County, AZ IDA (Cobre Valley Community Hospital)(1)              6.100     12/01/2025        30,797
    200,000   Gilbert, AZ Improvement District No. 20(1)                            5.100     01/01/2027       197,448
    675,000   Gilbert, AZ Improvement District No. 20(1)                            5.100     01/01/2028       659,205


                1 | Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                                          Coupon      Maturity       Value
-----------                                                                        ------     ----------   -----------
$   260,000   Gladden Farms, AZ Community Facilities District(1)                    5.350%    07/15/2027   $   163,483
    500,000   Gladden Farms, AZ Community Facilities District(1)                    5.450     07/15/2032       294,575
     25,000   Gladden Farms, AZ Community Facilities District(1)                    6.375     07/15/2025        18,483
    225,000   Goodyear, AZ IDA Water and Sewer
                 (Litchfield Park Service Company)(1)                               6.750     10/01/2031       175,930
    320,000   Maricopa County & Phoenix, AZ IDA (Single Family)(1)                  5.800     07/01/2040       323,344
     60,000   Maricopa County, AZ IDA (Catholic Healthcare)(1)                      5.000     07/01/2021        57,900
     30,000   Maricopa County, AZ IDA (Chaparral City Water Company)(1)             5.300     12/01/2022        30,012
    285,000   Maricopa County, AZ IDA (Citizens Utilities Company)(1)               6.200     05/01/2030       235,815
     10,000   Maricopa County, AZ IDA (Pennington Gardens)(1)                       5.100     09/20/2019        10,103
    525,000   Maricopa County, AZ IDA (Sun King Apartments)(1)                      6.750     05/01/2031       405,116
    220,000   Maricopa County, AZ IDA (Whispering Palms Apartments)(1)              5.900     07/01/2029       142,201
    600,000   Maricopa County, AZ IDA Health Facilities
                 (Catholic Healthcare West)(1)                                      6.000     07/01/2021       599,994
    455,000   Marley Park, AZ Community Facilities District(1)                      6.000     07/15/2026       315,820
    685,000   Marley Park, AZ Community Facilities District(1)                      6.100     07/15/2032       443,195
  1,750,000   Merrill Ranch, AZ Community Facilities District No. 1
                 Special Assessment Lien(1)                                         7.400     07/15/2033     1,326,955
     60,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)                                   6.000     07/01/2025        54,278
     60,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)                                   6.000     07/01/2032        51,845
    400,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)                                   6.000     07/01/2032       309,072
     60,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)                                   6.250     07/01/2032        53,516
    185,000   Mohave County, AZ IDA (Mohave Prison)(1)                              7.500     05/01/2019       200,999
     25,000   Mohave County, AZ IDA Community College(1)                            5.500     03/01/2015        25,551
    500,000   Palm Valley, AZ Community Facility District No. 3(1)                  5.800     07/15/2032       304,150
     50,000   Parkway, AZ Community Facilities District No. 1
                 (Prescott Valley)(1)                                               5.350     07/15/2031        29,091
     20,000   Phoenix, AZ Hsg. Finance Corp.(1)                                     6.900     01/01/2023        20,029
    150,000   Phoenix, AZ IDA (Crossroads Apartments)(1)                            5.200     12/15/2021       150,020
    350,000   Phoenix, AZ IDA (Espiritu Community Devel. Corp.)(1)                  6.250     07/01/2036       251,230
  1,000,000   Phoenix, AZ IDA (Gourmet Boutique West)(1)                            5.875     11/01/2037       635,340
     25,000   Phoenix, AZ IDA (John C. Lincoln Hospital & Health Center)(1)         5.500     12/01/2011        25,181
     25,000   Phoenix, AZ IDA (Single Family Mtg.)(1)                               6.650     10/01/2029        25,085
     40,000   Phoenix, AZ Street & Highway(1)                                       6.100     07/01/2011        40,161
    170,000   Pima County, AZ IDA (Arizona Charter School)(1)                       6.500     07/01/2023       133,651
     10,000   Pima County, AZ IDA (Arizona Charter School)(1)                       6.750     07/01/2031         7,488
    500,000   Pima County, AZ IDA (Center for Academic Success)(1)                  5.500     07/01/2037       342,050
     15,000   Pima County, AZ IDA (Charter Schools)(1)                              6.375     07/01/2031        10,695
    175,000   Pima County, AZ IDA (Christian Senior Living)(1)                      5.050     01/01/2037       137,844
    650,000   Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)(1)     6.375     06/01/2036       468,072


                2 | Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                                          Coupon      Maturity       Value
-----------                                                                        ------     ----------   -----------
$   125,000   Pima County, AZ IDA (Horizon Community Learning Center)(1)            5.250%    06/01/2035   $    88,531
    170,000   Pima County, AZ IDA (International Studies Academy)(1)                6.750     07/01/2031       127,298
     15,000   Pima County, AZ IDA (Phoenix Advantage Charter School)                5.500     07/01/2033         8,465
     35,000   Pima County, AZ IDA (Single Family Mtg.)                              5.786(2)  11/01/2034         7,752
    125,000   Pima County, AZ IDA (Sonoran Science Academy)(1)                      5.750     12/01/2037        83,870
    150,000   Pima County, AZ IDA (Tucson Country Day School)(1)                    5.000     06/01/2037        94,656
  1,015,000   Pima County, AZ IDA (Tucson Electric Power Company)(1)                7.250     07/15/2010     1,020,359
    150,000   Pima County, AZ IDA Water & Wastewater (Global Water Resources)(1)    5.750     12/01/2032       100,529
  2,000,000   Pima County, AZ IDA Water & Wastewater (Global Water Resources)(1)    6.550     12/01/2037     1,452,300
  1,000,000   Pima County, AZ IDA Water & Wastewater (Global Water Resources)(1)    7.500     12/01/2038       817,910
     15,000   Pima County, AZ Junior College District(1)                            7.000     07/01/2009        15,003
    500,000   Prescott Valley, AZ Southside Community Facilities
                 District No. 1(1)                                                  7.250     07/01/2032       371,440
  1,000,000   Quailwood Meadows, AZ Community Facilities District(1)                6.000     07/15/2022       742,250
    850,000   Quailwood Meadows, AZ Community Facilities District(1)                6.125     07/15/2029       564,766
  1,135,000   Salt Verde, AZ Financial Corp.(1)                                     5.250     12/01/2028       914,265
      5,000   Santa Cruz County, AZ Unified School District(1)                      6.000     07/01/2009         5,001
  1,000,000   Show Low Bluff, AZ Community Facilities District(1)                   5.600     07/01/2031       647,650
    465,000   Show Low Bluff, AZ Community Facilities District(1)                   5.875     07/15/2032       309,546
  2,000,000   Tartesso West, AZ Community Facilities District(1)                    5.900     07/15/2032     1,234,140
     15,000   Tempe, AZ Improvement Bonds (Improvement District No. 170)(1)         6.875     01/01/2011        15,166
    155,000   Tucson & Pima Counties, AZ IDA (Single Family Mtg.)(1)                6.000     07/01/2021       157,155
     90,000   Tucson, AZ IDA (Joint Single Family Mtg.)(1)                          5.000     01/01/2039        83,013
      5,000   Tucson, AZ Improvement District (Civano Neighborhood Phase 1)(1)      5.000     01/01/2015         5,006
     15,000   Tucson, AZ Improvement District (Civano Neighborhood Phase 1)(1)      5.000     01/01/2018        15,009
    225,000   Verrado, AZ Community Facilities District No. 1(1)                    6.500     07/15/2027       176,337
     10,000   Via Linda, AZ Road Community Facilities District Scottsdale(1)        5.650     07/15/2018         8,257
    225,000   Vistancia, AZ Community Facilities District(1)                        6.750     07/15/2022       221,360
    975,000   Westpark, AZ Community Facilities District(1)                         5.250     07/15/2031       564,320
    180,000   Westpark, AZ Community Facilities District(1)                         5.300     07/15/2022       125,334
  1,535,000   Westpark, AZ Community Facilities District(1)                         5.450     07/15/2032       904,345
    100,000   Yuma County, AZ IDA (Water & Sewer)(1)                                6.500     12/01/2017        89,156


                3 | Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

 Principal
   Amount                                                                          Coupon      Maturity       Value
-----------                                                                        ------     ----------   -----------
$    50,000   Yuma County, AZ Jail District(1)                                      5.250%    07/01/2012   $    50,129
                                                                                                           -----------
                                                                                                            24,398,801
                                                                                                           -----------
U.S. Possessions--27.2%
    200,000   Guam GO(1)                                                            6.750     11/15/2029       197,842
    300,000   Guam GO(1)                                                            7.000     11/15/2039       299,031
  6,778,000   Guam Tobacco Settlement Economic Devel. & Commerce
                 Authority (TASC)                                                  11.002(2)  06/01/2057        51,919
    850,000   Puerto Rico Aqueduct & Sewer Authority(1)                             6.000     07/01/2038       780,394
  1,275,000   Puerto Rico Aqueduct & Sewer Authority(1)                             6.000     07/01/2044     1,158,223
    480,000   Puerto Rico Children's Trust Fund (TASC)(1)                           5.375     05/15/2033       385,387
     15,000   Puerto Rico Children's Trust Fund (TASC)(1)                           5.500     05/15/2039        10,647
 33,225,000   Puerto Rico Children's Trust Fund (TASC)                              6.723(2)  05/15/2050       730,618
 12,000,000   Puerto Rico Children's Trust Fund (TASC)                              8.101(2)  05/15/2055       138,840
    250,000   Puerto Rico Electric Power Authority, Series TT(1)                    5.000     07/01/2032       219,028
    140,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                          5.600     10/01/2014       132,377
    400,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                          6.250     10/01/2024       325,116
  1,165,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                          6.500     10/01/2037       870,418
     25,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                     5.375     02/01/2019        21,435
    250,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                     5.375     02/01/2029       185,700
    515,000   Puerto Rico Port Authority (American Airlines), Series A              6.250     06/01/2026       220,044
    500,000   Puerto Rico Public Buildings Authority(1)                             6.250     07/01/2031       495,870
    500,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                    5.750     08/01/2057       506,460
    300,000   University of Puerto Rico, Series P(1)                                5.000     06/01/2019       277,590
    500,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                   4.700     07/01/2022       412,010
    140,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                   6.125     07/01/2022       134,196
     95,000   V.I. Public Finance Authority, Series A(1)                            5.500     10/01/2018        92,193
                                                                                                           -----------
                                                                                                             7,645,338
                                                                                                           -----------
Total Investments, at Value (Cost $42,511,722)-113.8%                                                       32,044,139
                                                                                                           -----------
Liabilities in Excess of Other Assets-(13.8)                                                                (3,883,091)
                                                                                                           -----------
Net Assets-100.0%                                                                                          $28,161,048
                                                                                                           ===========

Footnotes to Statement of Investments

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Zero coupon bond reflects effective yield on the date of purchase.


                4 | Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

                                       LEVEL 2--
                          LEVEL 1--      OTHER        LEVEL 3--
                         UNADJUSTED   SIGNIFICANT    SIGNIFICANT
                           QUOTED      OBSERVABLE   UNOBSERVABLE
                           PRICES        INPUTS        INPUTS         VALUE
                         ----------   -----------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
   Arizona                   $--      $24,398,801        $--       $24,398,801
   U.S. Possessions           --        7,645,338         --         7,645,338
                             ---      -----------        ---       -----------
Total Assets                 $--      $32,044,139        $--       $32,044,139
                             ---      -----------        ---       -----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP       Certificates of Participation
GO        General Obligation
IDA       Industrial Devel. Agency
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands


                5 | Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.


                6 | Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited


Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

There have been no significant changes to the fair valuation methodologies during the period.


                7 | Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 42,511,722
                                 ============
Gross unrealized appreciation    $    257,214
Gross unrealized depreciation     (10,724,797)
                                 ------------
Net unrealized depreciation      $(10,467,583)
                                 ============

                8 | Oppenheimer Rochester Arizona Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Arizona Municipal Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/11/2009